TRADE PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
TRADE PAYABLES AND ACCRUED LIABILITIES
TRADE PAYABLES AND ACCRUED LIABILITIES

12.TRADE PAYABLES AND ACCRUED LIABILITIES

	December 31,	December 31,
	2023	2022
Trade payables	$5,739	$6,707
Royalties payable (note 4(b))	2,466	2,119
Goods or services received awaiting vendor invoices	4,054	3,139
Payroll related	6,532	3,380
Current portion of lease obligations (note 14)	915	846
Accrued interest payable (notes 13(a) and 13(b))	59	1,660
RSUs expected to be cash settled (note 18(b))	—	352
Other	891	1,472
	$20,656	$19,675